Property, Plant, and Equipment (Details ARO) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligations
Asset Retirement Obligations, Noncurrent	$ 1,117	$ 968
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	1,032	998
Liabilities incurred	15	21
Liabilities settled	(8)	(19)
Accretion expense	59	71
Revisions (1)	67	(39)
Ending balance	1,165	$ 1,032
Asset Retirement Obligation Costs [Member]
Unusual or Infrequent Item [Line Items]
Transco's annual funding commitment for ARO	$ 36